IMS Dividend Growth Fund | Institutional Class Shares
SUMMARY OF THE IMS DIVIDEND GROWTH FUND
<a name="prospectusa002"></a>Investment Objective.
The investment objective of the IMS Dividend Growth Fund (the “Growth Fund”) is long-term growth from capital appreciation and dividends.
<a name="prospectusa003"></a>Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 29 of the Growth Fund’s prospectus and the section captioned “Purchases, Redemptions and Special Shareholder Services” beginning on page 39 of the Growth Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IMS Dividend Growth Fund Institutional Class Shares
Redemption Fee (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IMS Dividend Growth Fund Institutional Class Shares
Management Fees	1.26%
Other Expenses	0.86%
Interest Expense	0.01%
Total Annual Fund Operating Expenses	2.13%
Fee Waiver and/or Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses after Fee waivers and/or Expense Reimbursement	1.96%
[1]	The Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses(excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund's business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Income Fund's average daily net assets through October 31, 2019, subject to the Adviser's right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days' written notice prior to the end of the then-current term of the agreement.

Example.

This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Growth Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect only through October 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IMS Dividend Growth Fund | Institutional Class Shares | USD ($)	199	651	1,129	2,449

<a name="prospectusa005"></a>Portfolio Turnover.

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.39% of the average value of its portfolio.

<a name="prospectusa006"></a>Principal Investment Strategy of the Fund.

The investment objective of the Growth Fund is long-term growth from capital appreciation and dividends. The Growth Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Adviser employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S&P 500 Index. The Growth Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”). The Growth Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on the Adviser’s assessment of the relative opportunities and risks related with each category.

In selecting the Growth Fund’s investments, the Adviser employs a combination of fundamental, technical and macro market research to identify companies that the Adviser believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production. Individual securities are selected based on the Adviser’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes. Equity securities in which the Growth Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange. The Growth Fund may also invest up to 40% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets.

The Growth Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

Subject to the limitations described above, the Growth Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the Adviser’s overall strategy, the Growth Fund engages in active trading of portfolio securities which causes the Growth Fund to experience a high portfolio turnover rate.

<a name="prospectusa007"></a>Principal Risks of Investing in the Fund.

An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Growth Fund will be successful in meeting its investment objective. Generally, the Growth Fund will be subject to the following additional risks:

●	Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. The strategy used by the Adviser may fail to produce the intended results and you could lose money.

●	Turnover risk – Through active trading, the Growth Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

●	REIT risk – To the extent that the Growth Fund invests in companies that invest in real estate, such as REITs, the Growth Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal tax purposes.

●	Investment company securities risk – When the Growth Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Growth Fund will incur higher expenses, many of which may be duplicative. In addition, the Growth Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Growth Fund invests in ETFs that invest in commodities, the Growth Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

●	Foreign securities risk – Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

●	Small-cap risk – The Growth Fund plans to invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

●	Mid-cap risk – The Growth Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

●	Large-cap risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Sector risk – The Growth Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Sector focus risk – Sector focus risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Growth Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Growth Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issues by companies in those sectors.

<a name="prospectusa008"></a>Performance.

The bar chart below shows how the Growth Fund’s investment results have varied from year to year. The table below shows how the Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. Past performance of the Growth Fund is not necessarily an indication of how it will perform in the future. Performance prior to June 20, 2014 is the performance of a predecessor fund. IMS Capital Management, Inc. has served as adviser to the Growth Fund since its inception on June 20, 2014 and also served as adviser to the predecessor fund. Updated performance information will be available at no cost by calling (877) 244-6235.

Year-by-Year Total Return (for periods ended December 31)

The Growth Fund’s year-to-date return as of September 30, 2018 was 3.16%. During the period shown in the bar chart, the highest return for a quarter was 13.02% during the quarter ended June 30, 2009 and the lowest return for a quarter was (19.91)% during the quarter ended December 31, 2008.

Average Annual Total Returns  (for the periods ended December 31, 2017)
Average Annual Total Returns - IMS Dividend Growth Fund	1 Year	5 Years	10 Years
Institutional Class Shares	17.51%	11.12%	5.36%
Institutional Class Shares | After Taxes on Distributions	17.18%	10.53%	4.59%
Institutional Class Shares | After Taxes on Distributions and Sales	10.56%	8.86%	4.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.80%	8.49%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Growth Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.